Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

GE AEROSPACE RETIREMENT SAVINGS PLAN
Employer Identification Number: 14-0689340
Plan Number: 334
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment		Current Value*
Interest Bearing Cash
State Street Global Advisors Trust Company	Government Reserve Fund		$806,518,997	(a),(b)
Total Interest Bearing Cash			806,518,997

Corporate Stocks - Common
General Electric Company	GE Aerospace Common Stock		$2,988,450,691	(a)
Total Corporate Stocks - Common			2,988,450,691

Registered Investment Companies
State Street Global Advisors Fund Management	SSGA US Core Equity Fund		1,663,123,469	(a)
State Street Global Advisors Fund Management	SSGA Income Fund		391,317,740	(a)
State Street Global Advisors Fund Management	SSGA Small-Cap Equity Fund		370,316,679	(a)
Total Registered Investment Companies			2,424,757,888

Collective Funds	Collective Funds
Blackrock Institutional Trust Company, N.A.	Non-U.S. Equity Index Fund (MSCI ACWI EX-US Index NL Fund F)		1,823,383,246	(a)
Blackrock Institutional Trust Company, N.A.	U.S. Aggregate Bond Index Fund (US Debt Index NL Fund F)		1,290,987,967	(a)
Blackrock Institutional Trust Company, N.A.	U.S. Large-Cap Equity Index Fund (Equity Index NL Fund F)		2,414,332,704	(a)
Blackrock Institutional Trust Company, N.A.	U.S. Mid-Cap Equity Index Fund (Mid Cap Equity NL Fund F)		571,283,551	(a)
Blackrock Institutional Trust Company, N.A.	U.S. Small-Cap Equity Index Fund (Russell 2000 Index NL Fund F)		477,820,997	(a)
Blackrock Institutional Trust Company, N.A.	U.S. Treasury Inflation-Protected Securities Index Fund (US TIPS NL Fund F)		109,145,648	(a)
Blackrock Institutional Trust Company, N.A.	Enhanced Roll Yield Index Fund F		19,369,987	(a)
Blackrock Institutional Trust Company, N.A.	FTSE All Equity REITS Index Non-Lending Fund (FTSE NAREIT All Equity REITS Index)		129,895,586	(a)
Blackrock Institutional Trust Company, N.A.	Long Term Government Bond Index Non-Lending Fund		63,613,673	(a)
Blackrock Institutional Trust Company, N.A.	Long Term Credit Bond Index Non-Lending Fund		86,267,980	(a)
Blackrock Institutional Trust Company, N.A.	0-5 Year U.S. TIPS Non-Lendable Fund		146,028,934	(a)
Blackrock Institutional Trust Company, N.A.	Global Core Infrastructure Index Non-Lending Fund		82,184,659	(a)
Blackrock Institutional Trust Company, N.A.	Russell 1000 Index Non-Lendable Fund		2,326,435,502	(a)
State Street Global Advisors Trust Company	State Street Custom Short Term Interest Fund (State Street Custom Short Term NL S)		196,500,382	(a)
Arrow Street Capital	Arrowstreet US Equity Collective Fund		712,743,277	(a)
Mercer Trust Company	Mercer GE International Equity Fund		434,053,492	(a)
Total Collective Funds			10,884,047,585

Total Investments			17,103,775,161

Notes Receivable from Participants	Rate of Interest	Maturity

Total Notes Receivable from Participants	2.70 -9.67%	1 month - 15 yrs.	114,309,859	(a)**

Total Assets (Held at End of Year)			$17,218,085,020

Notes to Schedule of Assets:

(a)	Represents a party in interest to the Plan.
(b)	The State Street Government Reserve Fund does not file as a direct filing entity and is reported as interest bearing cash for Form 5500 reporting purposes.

*	Cost omitted for participant directed investments.
**	Includes grandfathered loans from plan mergers. Net of deemed loans.

See accompanying Report of Independent Registered Public Accounting Firm.